INCOME TAXES (Schedule of Tax Expenses (Tax Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Note [Line Items]
Current	$ 17,373	$ 19,497	$ 39,862
Deferred	(55,179)	(149)	84
Total taxes on income	(37,806)	19,348	39,946
Israel [Member]
Income Tax Note [Line Items]
Current	15,664	17,633	38,248
Deferred	(42)	149	(84)
Subsidiaries [Member]
Income Tax Note [Line Items]
Current	1,709	1,864	1,614
Deferred	$ (55,137)	$ 0	$ 0